Stock Option Activity (Detail) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Aggregate Number of Stock Option
Beginning Balance	231,748	156,477	113,483	72,692
Granted	73,280	89,670	52,744	45,791
Exercised	0	0	0	0
Cancelled		(11,525)	0	0
Forfeited	27,788
Expired	0	(2,875)	(9,750)	(5,000)
Ending Balance	277,240	231,748	156,477	113,483
Options exercisable at end of Period	185,031	166,122	101,011	72,744
Exercisable and expected to be exercisable at end of period	262,795
Weigthed average fair value of options granted during the year	$ 4.23	$ 11.00	$ 17.00	$ 33.00
Weighted Average Exercise Price
Beginning Balance	$ 35.00	$ 50.00	$ 78.00	$ 113.00
Granted	$ 5.40	$ 14.00	$ 23.00	$ 26.00
Exercised	$ 0	$ 0	$ 0	$ 0
Forfeited	$ 16.50	$ 23.00	$ 0	$ 0
Expired	$ 0	$ 202.00	$ 232.00	$ 114.00
Ending Balance	$ 29.30	$ 35.00	$ 50.00	$ 78.00
Options exercisable at end of Period	$ 38.37	$ 41.00	$ 62.00	$ 104.00
Exercise Price Range
Beginning Balance	$ 4.30	$ 20.00	$ 26.00	$ 29.00
Granted	$ 5.40	$ 4.00	$ 20.00	$ 26.00
Exercised	$ 0	$ 0	$ 0	$ 0
Forfeited	$ 16.50	$ 0	$ 0	$ 0
Expired	$ 0	$ 109.00	$ 15.00	$ 99.00
Ending Balance	$ 4.30	$ 4.30	$ 20.00	$ 26.00
Exercise Price Range
Beginning Balance	$ 345	$ 345.00	$ 400.00	$ 400.00
Granted		$ 18.00	$ 26.00	$ 32.00
Exercised		$ 0	$ 0	$ 0
Cancelled		$ 23.00	$ 0	$ 0
Expired		$ 235.00	$ 400.00	$ 225.00
Ending Balance	$ 345.00	$ 345	$ 345.00	$ 400.00